UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23511

Name of Fund:  BlackRock ETF Trust II
iShares Mortgage-Backed Securities Active ETF

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares Mortgage-Backed Securities Active ETF

MBBA | Cboe BZX Exchange

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about iShares Mortgage-Backed Securities Active ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737. Effective as of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund was reorganized into the Fund.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage-Backed Securities Active ETF	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$125,783,910
Number of Portfolio Holdings...
531
Portfolio Turnover Rate...
1,127%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
93.0%
Non-Agency Mortgage-Backed Securities...
7.0
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
32.7%
AA/Aa...
67.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Mortgage-Backed Securities Active ETF

MBBA | Cboe BZX Exchange

Semi-Annual Shareholder Report — March 31, 2026

MBBA-03/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable to this semi-annual report.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
MARCH 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
BlackRock ETF Trust II
iShares Mortgage-Backed Securities Active ETF | MBBA |Cboe BZX

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
(a)
Angel Oak Mortgage Trust, Series 2025-11,
Class A1, 4.97%, 10/25/70
(b)
........... USD 168 $ 166,782
Ellington Financial Mortgage Trust
Series 2025-INV5, Class A1, 5.08%,
12/25/70
(b)
..................... 341 339,513
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(c)
..................... 132 131,092
GCAT Trust, Series 2025-NQM6, Class A1,
4.93%, 10/25/70
(b)
.................. 117 116,593
GS Mortgage-Backed Securities Trust
(c)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 135 134,715
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 93 92,361
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A1, 5.01%, 10/26/65
(b)
.. 191 190,236
1,171,292
Commercial Mortgage-Backed Securities — 11.5%
(a)
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(b)
....................... 165 165,391
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.27%,
06/15/42
(b)
....................... 400 398,749
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 04/15/42
(b)
.................. 221 221,000
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(b)
............ 431 428,711
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 4.59%, 03/15/37
(b)
....... 295 279,523
BFLD Commercial Mortgage Trust
(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ...................... 150 150,047
Series 2025-5MW, Class A, 4.67%, 10/10/42 295 292,672
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 175 174,782
BFLD Trust
(b)
Series 2025-EWEST, Class A, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 06/15/42 ................. 282 281,100
Series 2025-FPM, Class A, 4.68%, 10/10/40 110 110,382
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class A, 4.62%, 11/05/42
(b)
....... 190 188,383
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42 ................. 163 166,926
BSTN Commercial Mortgage Trust
(b)
Series 2025-1C, Class A, 5.01%, 06/15/44 .. 120 122,038
Series 2025-HUB, Class A, 4.57%, 04/13/41 115 114,852
BWAY Trust, Series 2025-1535, Class A, 5.89%,
05/05/42
(b)
....................... 204 206,426
BX Commercial Mortgage Trust
(b)
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
08/15/42 ...................... 326 325,817
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
11/15/42 ...................... 271 271,291
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................. 319 319,188
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45 ...................... USD 190 $ 189,080
BX Trust
(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.31%, 02/15/41 ..... 125 124,687
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.16%,
06/15/41 ...................... 110 109,312
Series 2025-ARIA, Class A, 5.03%, 12/13/42 170 170,895
Series 2025-LIFE, Class A, 5.88%, 06/13/47 300 300,862
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.17%, 06/15/40 ................. 381 381,704
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/15/42 ...................... 161 160,598
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
06/15/35 ...................... 315 315,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 820 814,362
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 230 229,281
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(b)
....................... 250 251,793
CHI Commercial Mortgage Trust, Series 2025-
110W, Class A, 5.10%, 12/13/40
(b)
....... 175 173,818
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.07%, 10/15/37
(b)
.. 195 194,878
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.51%, 06/15/41
(b)
....... 261 260,102
CSTL Commercial Mortgage Trust, Series 2025-
GATE2, Class A, 4.56%, 11/10/42
(b)
...... 170 167,131
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 11/15/42
(b)
............. 355 354,779
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37
(b)
....................... 330 330,000
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 4.80%, 08/10/42
(b)
......... 163 164,504
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 07/15/40
(b)
.................. 435 434,575
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 03/15/42
(b)
....... 429 427,928
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.37%, 03/15/40
(b)
............ 86 85,904
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 12/15/39
(b)
.. 242 241,955
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.02%, 03/15/43
(b)
.................. 143 142,374
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 01/15/43
(b)
.................. 157 155,925

Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Commercial Mortgage Trust, Series 2025-
11MD, Class A, 4.44%, 10/15/42
(b)
....... USD 145 $ 144,339
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.08%, 03/15/39
(b)
.. 182 181,886
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(b)
....................... 399 397,545
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(b)
.. 445 444,583
NYC Commercial Mortgage Trust
(b)
Series 2025-28L, Class A, 4.67%, 11/05/38 . 100 99,577
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... 565 561,469
NYC Trust, Series 2025-77C, Class A, 4.79%,
01/10/36
(b)
....................... 345 342,238
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(b)
......... 72 73,157
PRM Trust, Series 2025-PRM6, Class A, 4.48%,
07/05/33
(b)
....................... 327 324,442
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.11%, 04/15/42
(b)
.................. 435 435,965
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.06%, 05/15/39
(b)
.. 100 99,687
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.87%, 10/15/40
(b)
.................. 73 72,818
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.32%, 11/15/42
(b)
.................. 180 179,368
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(b)
.................. 266 267,110
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 4.99%, 07/15/40
(b)
..... 191 195,256
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(b)
.................. 255 261,985
14,480,150
Total Non-Agency Mortgage-Backed Securities — 12 .4%
(Cost: $ 15,656,326 ) ............................... 15,651,442
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 5.5%
Federal Home Loan Mortgage Corp. , Series
5544 , Class HV , 5.00% , 05/25/36 ........ 110 111,014
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 4.86% , 11/25/54 ............ 603 605,730
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 11/25/54 ............ 466 469,100
Series 5471 , Class FM , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 11/25/54 ............ 513 516,096
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 .. —
(d)
1
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 552 536,250
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 183,781
Series 2025-33 , Class DV , 5.50% , 04/25/36 . 328 338,005
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 104 105,292
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.83% , 05/25/48 ........... USD 878 $ 744,687
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 02/25/55 ............ 138 139,675
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 05/25/55 ........... 179 181,051
Government National Mortgage Association
Variable Rate Notes , Series 2015-55 , Class A ,
5.39% , 03/16/36
(b)
.................. 2,970 3,052,286
6,982,968
Interest Only Collateralized Mortgage Obligations — 7.6%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 9,407 1,903,462
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,365 275,190
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 49 5,794
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,356 443,537
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 611 108,539
Series 2021-41 , 3.50% , 07/25/51 ........ 1,174 208,502
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 2.47% , 09/25/45
(b)
... 1,719 97,422
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,057 198,569
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 15,080 2,280,350
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,084 303,167
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 1,226 203,940
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,048 175,321
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,851 308,696
Series 2021-159 , Class IH , 3.00% , 09/20/51 6,758 1,168,966
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 2,538 417,109
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 293 54,406
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,068 1,219,686
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 2.38% , 07/20/53
(b)
2,585 180,467
9,553,123
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.41% , 07/25/30 ... 1,093 53,447
Series K119 , Class X1 , 0.92% , 09/25/30 ... 1,750 59,736
Series K122 , Class X1 , 0.87% , 11/25/30 ... 2,694 89,635
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,112 231,984
Series 2017-61 , 0.69% , 05/16/59 ........ 1,034 34,761
469,563
Mortgage-Backed Securities — 151.3%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 340 324,941
3.50% , 07/01/26 - 09/01/26 ............ —
(d)
408
4.00% , 05/01/26 ................... —
(d)
472
5.00% , 05/01/35 - 12/01/38 ............ 28 28,602
5.65% , 05/01/37 - 12/01/37 ............ 474 487,570
5.75% , 08/01/37 - 12/01/37 ............ 436 448,143

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
7.50% , 03/01/27 ................... USD —
(d)
$ 3
Federal National Mortgage Association
3.50% , 11/01/46 ................... 471 447,118
4.45% , 03/01/36 - 06/01/36 ............ 249 246,259
4.94% , 01/01/35 - 05/01/35 ............ 120 119,216
5.00% , 04/01/36 ................... 62 61,373
5.20% , 08/01/34 - 09/01/34 ............ 94 93,740
5.25% , 08/01/37 - 09/01/37 ............ 249 246,065
5.54% , 01/01/35 ................... 49 48,772
5.75% , 04/01/37 ................... 220 216,674
5.80% , 07/01/34 ................... 32 31,713
5.94% , 09/01/34 ................... 44 43,913
6.50% , 09/01/28 - 02/01/31 ............ 217 219,657
Government National Mortgage Association
2.00% , 04/15/56
(e)
.................. 7,684 6,345,903
2.50% , 11/20/40 - 03/20/41 ............ 445 401,333
2.50% , 04/15/56
(e)
.................. 5,049 4,342,929
3.00% , 05/15/42 - 01/20/50 ............ 1,857 1,670,997
3.00% , 04/15/56
(e)
.................. 3,013 2,689,384
3.50% , 07/15/43 - 02/15/45 ............ 3,034 2,852,890
4.00% , 12/20/43 - 12/20/47 ............ 1,361 1,278,661
4.00% , 04/15/56
(e)
.................. 1,371 1,284,046
4.50% , 12/15/34 - 09/15/43 ............ 1,238 1,217,808
4.50% , 04/15/56
(e)
.................. 1,472 1,421,807
5.00% , 12/15/32 - 05/20/50 ............ 2,378 2,388,975
5.00% , 04/15/56
(e)
.................. 1,459 1,444,851
5.50% , 03/15/32 - 07/20/55 ............ 1,992 2,033,519
5.50% , 04/15/56
(e)
.................. 2,481 2,496,801
5.64% , 04/15/37 - 06/15/37 ............ 788 820,028
5.65% , 05/20/37 - 10/20/37 ............ 360 366,460
5.75% , 08/20/37 - 12/20/37 ............ 256 260,568
5.80% , 11/15/36 - 03/15/37 ............ 627 645,275
6.00% , 01/15/39 - 07/20/55 ............ 4,828 5,021,149
6.00% , 04/15/56
(e)
.................. 492 500,269
6.50% , 09/20/27 - 06/20/55 ............ 5,773 6,054,093
6.50% , 04/15/56
(e)
.................. 471 489,478
7.00% , 05/20/27 - 06/20/55 ............ 502 523,820
7.50% , 07/20/54 ................... 579 610,334
8.00% , 06/15/26 - 05/15/30 ............ 2 1,857
Uniform Mortgage-Backed Securities
2.00% , 04/25/41 - 04/25/56
(e)
........... 28,718 23,859,693
2.50% , 04/25/41 - 05/25/56
(e)
........... 37,712 31,838,455
3.00% , 04/25/41 - 04/25/56
(e)
........... 1,414 1,284,285
3.00% , 03/01/43 - 04/01/52 ............ 7,700 6,925,751
3.50% , 04/25/41 - 05/25/56
(e)
........... 3,152 2,899,401
3.50% , 03/01/43 - 08/01/50 ............ 3,025 2,830,095
4.00% , 04/25/41 - 04/25/56
(e)
........... 2,255 2,135,337
4.00% , 01/01/45 - 08/01/51 ............ 2,061 1,986,491
4.50% , 04/25/41 - 04/25/56
(e)
........... 4,915 4,778,104
4.50% , 09/01/48 - 06/01/53 ............ 2,822 2,784,681
5.00% , 07/01/34 - 01/01/56 ............ 8,665 8,601,271
5.00% , 04/25/56 - 05/25/56
(e)
........... 15,539 15,319,926
5.25% , 07/01/37 - 08/01/37 ............ 291 295,814
5.50% , 12/01/32 - 11/01/54 ............ 7,993 8,087,854
5.50% , 04/25/56
(e)
.................. 9,109 9,150,955
6.00% , 11/01/52 - 10/01/55 ............ 7,215 7,446,291
6.00% , 04/25/56 - 05/25/56
(e)
........... 5,923 6,033,483
6.50% , 08/01/35 - 07/01/54 ............ 2,716 2,823,118
6.50% , 04/25/56
(e)
.................. 928 960,020
190,268,899
Principal Only Collateralized Mortgage Obligations — 1.6%
(f)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. 727 519,770
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 118 95,064
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations (continued)
Series 2023-130 , Class OD , 0.00% , 09/20/53 USD 1,562 $ 1,378,718
1,993,552
Total U.S. Government Sponsored Agency Securities — 166 .4%
(Cost: $ 210,672,769 ) .............................. 209,268,105
Total Long-Term Investments — 178.8%
(Cost: $ 226,329,095 ) .............................. 224,919,547
Shares
Shares
Short-Term Securities
Money Market Funds — 18.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(g) (h)
................... 22,766,234 22,766,234
Total Short-Term Securities — 18 .1%
(Cost: $ 22,766,234 ) ............................... 22,766,234
Total Options Purchased — 0.0%
( Cost: $ 132,853 ) ................................. 125,943
Total Investments Before Options Written and TBA Sale
Commitments — 196 .9%
(Cost: $ 249,228,182 ) .............................. 247,811,724
Total Options Written — ( 0 .3 ) %
(Premium Received — $ (397,023) ) .................... (430,648)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — ( 42 .0 ) %
Government National Mortgage Association
2.00% , 04/15/56 ................... (31) (25,602)
2.50% , 04/15/56 ................... (26) (22,364)
3.50% , 04/15/56 ................... (245) (224,679)
4.00% , 04/15/56 ................... (1,251) (1,171,657)
5.50% , 04/15/56 ................... (44) (44,280)
6.00% , 04/15/56 ................... (68) (69,143)
6.50% , 04/15/56 ................... (27) (28,059)
Uniform Mortgage-Backed Securities
2.00% , 04/25/41 - 04/25/56 ............ (272) (227,720)
2.50% , 04/25/41 - 04/25/56 ............ (17,987) (15,122,607)
3.00% , 04/25/41 - 04/25/56 ............ (2,346) (2,061,821)
3.50% , 04/25/41 - 04/25/56 ............ (85) (78,144)
4.50% , 04/25/41 - 04/25/56 ............ (2,492) (2,405,767)
5.00% , 04/25/41 - 05/25/56 ............ (26,002) (25,634,421)
4.00% , 04/25/56 - 05/25/56 ............ (4,078) (3,846,114)
5.50% , 04/25/56 ................... (125) (125,576)
6.00% , 04/25/56 ................... (1,630) (1,661,505)
6.50% , 04/25/56 ................... (146) (151,038)
Total TBA Sale Commitments — ( 42 .0 ) %
(Proceeds: $ (53,120,311) ) .......................... (52,900,497)
Total Investments Net of Options Written and TBA Sale
Commitments — 154 .6%
(Cost: $ 195,710,848 ) .............................. 194,480,579
Liabilities in Excess of Other Assets — (54.6) % ............ (68,696,669)
Net Assets — 100.0% ...............................
$ 125,783,910

Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Rounds to less than 1,000.
(e)
Represents or includes a TBA transaction.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,092,521 $ 21,673,713
(a)
$ — $ — $ — $ 22,766,234 22,766,234 $ 51,180 $ —
— —
(a)
Represents net amount purchased (sold).

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 25 06/18/26 $ 2,841 $ (12,241)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 56 06/18/26 6,215 2,229
U.S. Treasury 10-Year Ultra Note ............................................... 13 06/18/26 1,475 27,400
U.S. Treasury 2-Year Note .................................................... 5 06/30/26 1,037 (22)
U.S. Treasury 5-Year Note .................................................... 2 06/30/26 216 (1,034)
28,573
$ 16,332
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 % USD 860 $ 33,671
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 860 31,524
65,195
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 860 29,404
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 860 31,344
60,748
$ 125,943
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.73% Annual 1-day SOFR Annual Deutsche Bank AG 09/09/26 3 .73 % USD 823 $ (10,325)
10-Year Interest Rate Swap
(a)
3.72% Annual 1-day SOFR Annual Citibank NA 09/10/26 3 .72 USD 824 (10,133)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 431 (7,709)
10-Year Interest Rate Swap
(a)
3.88% Annual 1-day SOFR Annual Deutsche Bank AG 03/15/27 3 .88 USD 1,252 (30,159)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 734 (28,264)
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .11 USD 2,708 (104,501)
(191,091)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.73% Annual Deutsche Bank AG 09/09/26 3 .73 USD 823 (21,989)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.72% Annual Citibank NA 09/10/26 3 .72 USD 824 (22,467)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual Barclays Bank plc 09/14/26 3 .60 USD 5,659 (30,460)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 431 (15,697)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Deutsche Bank AG 03/15/27 3 .88 USD 1,252 (36,682)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 734 (23,981)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 01/31/28 4 .11 % USD 2,708 $ (88,281)
(239,557)
$ (430,648)
(a)
Forward settling swaption.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Balances Reported in the Statement of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A $ 16,789 $ (50,414) $ (430,648)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 29,629 $ — $ 29,629
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 125,943 — 125,943
$ — $ — $ — $ — $ 155,572 $ — $ 155,572
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 13,297 $ — $ 13,297
Options written
(b)
Options written at value ..................... — — — — 430,648 — 430,648
$ — $ — $ — $ — $ 443,945 $ — $ 443,945
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (7,493) $ — $ (7,493)
Options purchased
(a)
..................... — — — — (51,915) — (51,915)
Options written ........................ — — — — 16,703 — 16,703
$ — $ — $ — $ — $ (42,705) $ — $ (42,705)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (79,338) $ — $ (79,338)
Options purchased
(b)
..................... — — — — 26,084 — 26,084
Options written ........................ — — — — (33,625) — (33,625)
$ — $ — $ — $ — $ (86,879) $ — $ (86,879)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,345,062
Average notional value of contracts — short ................................................................................. 12,463,618
Options
Average notional value of swaption contracts purchased ......................................................................... 1,719,781
Average notional value of swaption contracts written ........................................................................... 13,628,880
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 9,375 $ 20,229
Options
(a) (b)
........................................................................................ 125,943 430,648
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 135,318 $ 450,877
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(9,375) (20,229)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 125,943 $ 430,648
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Deutsche Bank AG ................................ $ 125,943 $ (125,943) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Barclays Bank plc ................................ $ 30,460 $ — $ — $ — $ 30,460
Citibank NA ..................................... 56,006 — — — 56,006
Deutsche Bank AG ................................ 344,182 (125,943) — — 218,239
$ 430,648 $ (125,943) $ — $ — $ 304,705
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 15,651,442 $ — $ 15,651,442
U.S. Government Sponsored Agency Securities .................... — 209,268,105 — 209,268,105
Short-Term Securities
Money Market Funds ...................................... 22,766,234 — — 22,766,234
Options Purchased
Interest rate contracts ...................................... — 125,943 — 125,943
Liabilities
Investments
TBA Sale Commitments .................................... — (52,900,497) — (52,900,497)
$ 22,766,234 $ 172,144,993 $ — $ 194,911,227
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 29,629 $ — $ — $ 29,629
Liabilities
Interest rate contracts ....................................... (13,297) (430,648) — (443,945)
$ 16,332 $ (430,648) $ — $ (414,316)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)
March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Mortgage-
Backed
Securities
Active ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 225,045,490
Investments, at value — affiliated
(b)
.......................................................................................... 22,766,234
Cash pledged:
Futures contracts .................................................................................................... 88,310
Receivables: –
Investment s sold .................................................................................................... 346,272
Options written ...................................................................................................... 68,109
TBA sale commitments ................................................................................................ 53,120,311
Dividends — affiliated ................................................................................................. 32,135
Interest — unaffiliated ................................................................................................. 518,832
Variation margin on futures contracts ....................................................................................... 9,375
Prepaid e xpenses ..................................................................................................... 801
Total a ssets .........................................................................................................
301,995,869
LIABILITIES
Bank overdraft ........................................................................................................ 31,711
Options written, at value
(c)
................................................................................................ 430,648
TBA sale commitments, at value
(d)
.......................................................................................... 52,900,497
Payables: –
Investments purchased ................................................................................................ 122,457,073
Capital shares redeemed ............................................................................................... 647
Investment advisory fees ............................................................................................... 25,466
Reorganization costs ................................................................................................. 345,688
Variation margin on futures contracts ....................................................................................... 20,229
Total li abilities ........................................................................................................
176,211,959
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 125,783,910
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 272,533,462
Accumulated loss ..................................................................................................... (146,749,552)
NET ASSETS ........................................................................................................
$ 125,783,910
NET ASSET VALUE
Shares outstanding ...................................................................................................
2,524,113
Net asset value .....................................................................................................
$ 49.83
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 226,461,948
(b)
  Investments, at cost — affiliated ................................................................................... $ 22,766,234
(c)
  Premiums received ........................................................................................... $ 397,023
(d)
  Proceeds received from TBA sale commitments ......................................................................... $ 53,120,311

Statement of Operations
(unaudited)

Six Months Ended March 31, 2026

Statement of Operations
See notes to financial statements.
iShares Mortgage-
Backed Securities
Active ETF
(a)
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 51,180
Interest — unaffiliated ................................................................................................ 3,996,604
Total investment income ................................................................................................
4,047,784
EXPENSES
Investment advisory ................................................................................................. 264,296
Reorganization .................................................................................................... 144,548
Transfer agent — class specific ......................................................................................... 101,080
Registration ...................................................................................................... 76,932
Service and distribution — class specific ................................................................................... 60,019
Professional ...................................................................................................... 42,751
Administration .................................................................................................... 25,697
Accounting services ................................................................................................. 14,568
Printing and postage ................................................................................................ 13,251
Administration — class specific ......................................................................................... 12,093
Custodian ........................................................................................................ 6,545
Trustees and Officer ................................................................................................. 1,708
Interest expense ................................................................................................... 476
Miscellaneous ..................................................................................................... 17,903
Total expenses ......................................................................................................
781,867
Less: –
Administration fees waived by the Investment Adviser .......................................................................... (1,642)
Administration fees waived by the Investment Adviser — class specific ............................................................... (12,093)
Fees waived and/or reimbursed by the Manager .............................................................................. (1,701)
Fees waived and/or reimbursed by the Investment Adviser ....................................................................... (177,000)
Service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific ............................................ (27,391)
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific .................................................. (76,787)
Total ex penses after fees waived and/or reimbursed .............................................................................
485,253
Net investment income .................................................................................................
3,562,531
REALIZED AND UNREALIZED GAIN (LOSS) $ 446,945
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (2,706,343)
Futures contracts ................................................................................................. (7,493)
Options written .................................................................................................. 16,703
(2,697,133)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 3,257,041
Futures contracts ................................................................................................. (79,338)
Options written .................................................................................................. (33,625)
3,144,078
Net realized and unrealized gain ..........................................................................................
446,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 4,009,476
(a)
During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Mortgage-Backed Securities Active ETF
Six Months Ended
03/31/26
(unaudited)
(a)
Year Ended
09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,562,531 $ 9,829,732
Net realized loss .................................................................................. (2,697,133) (18,368,894)
Net change in unrealized appreciation (depreciation) .......................................................... 3,144,078 15,639,148
Net increase in net assets resulting from operations .............................................................
4,009,476 7,099,986
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Fund .......................................................................................... (790,278) —
Predecessor Fund — —
Institutional ..................................................................................... (1,302,876) (4,428,654)
Investor A ...................................................................................... (793,900) (2,330,754)
Investor C ...................................................................................... (57,386) (166,565)
Class K ........................................................................................ (537,905) (3,242,303)
Decrease in net assets resulting from distributions to shareholders ...................................................
(3,482,345) (10,168,276)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(97,181,505) (55,753,688)
NET ASSETS
Total decrease in net assets ............................................................................ (96,654,374) (58,821,978)
Beginning of period ..................................................................................
222,438,284 281,260,262
End of period ......................................................................................
$ 125,783,910 $ 222,438,284
(a)
During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock Mortgage-Backed Securities Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.161960. See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.64% and  0.35%, respectively.
(j)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.77% and 0.48%, respectively.
(k)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.79%, 0.42% and 0.42%, respectively.
(l)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(m)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(n)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
iShares Mortgage-Backed Securities Active ETF
(a)
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ..............
$ 49.83  $ 50.14  $ 46.49  $ 48.16  $ 57.73  $ 58.66
Net investment income
(b)
......................
1 .04  1 .91  1 .67  1 .48  0 .80  0 .56
Net realized and unrealized gain (loss)
(c)
............
(0.02) (0.24) 3.83  (1.54) (9.20) (0.25)
Net increase (decrease) from investment operations ..... 1.02  1.67  5.50  (0.06) (8.40) 0.31
Distributions from net investment income
(d)
......... (1.02) (1.98) (1.85) (1.61) (1.17) (1.24)
Net asset value, end of period ................... $ 49.83  $ 49.83  $ 50.14  $ 46.49  $ 48.16  $ 57.73
Total Return
(e)
Based on net asset value ....................... 2.06%
(f)
3.54% 11.99% (0.29)% (14.75)% 0.47%
Ratios to Average Net Assets
(g)
Total expen ses ..............................
0.70%
(h) (i) (j)
0.85%
(k)
0.66% 1.08% 0.79%
(l)
0.57%
Total expenses after fees waived and/or reimbursed .....
0.41%
(h) (i) (j)
0.48%
(k)
0.43% 0.88% 0.62%
(l)
0.43%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and reorganization costs ...
0.34%
(h)
0.48%
(k)
0.42% 0.42% 0.49%
(l)
0.43%
Net investment income .........................
4.13%
(h)
3.97% 3.49% 2.99% 1.43% 1.00%
Supplemental Data
Net assets, end of period (000) ................... $ 125,784  $ 93,878  $ 123,838  $ 147,548  $ 203,542  $ 363,815
Portfolio turnover rate
(m) (n)
....................... 1,127% 2,132% 1,338% 983% 1,368% 1,443%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
710% 1,446% 840% 680% 818% 859%

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors ("BFA" or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization:  The Board of Trustees of BlackRock Funds V (the “Predecessor Board”), on behalf of BlackRock Mortgage-Backed Securities Fund (the “Predecessor
Fund”), approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which the Predecessor Fund reorganized into the Fund. The Reorganization was completed as of the close of trading on the New York Stock Exchange (“NYSE”) on January 23, 2026 and was not subject to approval by shareholders of the Predecessor
Fund. The Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the
Reorganization. The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor
Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Fund, which the cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the NYSE on January 23, 2026, the valuation date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to the Fund to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund's fair value and cost of financial instruments prior to the Reorganization were as follows:
Prior to the Reorganization, the Predecessor Fund’s fiscal year end was September 30. The fiscal year end for the Fund is April 30. Effective as of April 30, 2026, the Fund’s
fiscal year end is changed from September 30 to April 30.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are
Fund Name
Diversification
Classification
iShares Mortgage-Backed Securities Active ETF ................................................................................ Diversified
Predecessor Fund’s Share Class
Shares Prior to
Reorganization
Conversion
Ratio
Shares of
the Acquiring Fund
Institutional .................................................................. 9,2 00 , 500 0.1619 60 1,490, 113
Investor A ................................................................... 6,192, 361 0.162 668 1,007, 299
Investor C ................................................................... 469, 689 0.16 1954 76,0 68
Class K .................................................................... 6 5 , 866 0.16 1434 10,6 33
Net assets ......................................................................................................... $ 129,229,550
Paid-in-capital ...................................................................................................... 275,589,553
Accumulated loss .................................................................................................... (146,360,003)
Predecessor Fund
Fair Value of
Investments
Cost of
Investments
BlackRock Mortgage-Backed Securities Fund ......................................................................... $ 177,304,496 $ 178,233,906

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Prior to January 24, 2026, income, expenses and realized and unrealized gains and losses were allocated daily to each class of the Predecessor Fund based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Effective January 24, 2026, dividends and distributions are paid in U.S. dollars, if any, and cannot be automatically reinvested in additional shares of the Fund.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Predecessor Board, the trustees who are not “interested persons” of the Predecessor Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the
Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Predecessor Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the
Predecessor Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and
Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Reorganization Costs: Reorganization costs incurred in connection with the reorganization were expensed by the Predecessor Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Prior to January 24, 2026, expenses directly related to the Predecessor Fund or its classes were charged to the Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Fund and other shared expenses prorated to the Predecessor Fund were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC ("BAL" or the "Investment
Adviser"), were prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund's listing exchange is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA's policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA's policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For the period January 24, 2026 through March 31, 2026, the Fund paid BFA a total of $58,714, which is included in investment advisory fees in the Statement of Operations.
Prior to January 24, 2026, BlackRock Funds V (the "Predecessor Trust"), on behalf of the Predecessor Fund, had entered into an Investment Advisory Agreement with BAL, the Predecessor Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, provided investment advisory services. BAL was responsible for the management of the Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Predecessor
Fund. For such services, the Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of the Predecessor
Fund’s net assets:
For the period October 1, 2025 through January 23, 2026, the Predecessor Fund paid BAL a total of $205,582, which is included in investment advisory fees in the Statement of Operations.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Service and Distribution Fees:  Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the
Predecessor Fund paid BRIL service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Predecessor Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provided shareholder servicing and distribution services to the Predecessor Fund. The service and/or distribution fee compensated BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period October 1, 2025 through January 23, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the
Predecessor Fund:
Administration: Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into an Administration Agreement with BAL, to provide administrative services. For these services, BAL received an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Predecessor Fund. The administration fee, which is shown as administration in the Statement of Operations, was paid at the annual rates below as follows:
In addition, prior to January 24, 2026, BAL charged each of the share classes an administration fee, which is shown as administration — class specific in the Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.340%
$1 billion - $3 billion ..................................................................................................... 0.320
$3 billion - $5 billion ..................................................................................................... 0.310
$5 billion - $10 billion .................................................................................................... 0.300
Greater than $10 billion ................................................................................................... 0.280
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 45,427 $ 14,592 $ 60,019
Average Daily Net Assets Administration Fees
First $500 million
.................................................................................................
0.0425%
$500 million - $1 billion
..............................................................................................
0.0400
$1 billion - $2 billion
...............................................................................................
0.0375
$2 billion - $4 billion
................................................................................................
0.0350
$4 billion - $13 billion
...............................................................................................
0.0325
Greater than $13 billion
.............................................................................................
0.0300

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

For the period October 1, 2025 through January 23, 2026, the following table shows the class specific administration fees borne directly by each share class of the
Predecessor Fund:
Transfer Agent: Prior to January 24, 2026, pursuant to written agreements, certain financial intermediaries, some of which may have been affiliates, provided the Predecessor
Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which varied depending on share class and/or net assets. For the period  October 1,
2025  through January 23, 2026 , the Predecessor Fund's Institutional Shares paid $2,944 to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statement of Operations.
Prior to January 24, 2026, BAL maintained a call center that was responsible for providing certain shareholder services to the Predecessor Fund. Shareholder services included responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period October 1, 2025 through January 23,
2026, the Predecessor Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the
Statement of Operations:
For the period October 1, 2025 through January 23, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the
Predecessor Fund:
Other Fees: For the period October 1, 2025 through January 23, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Predecessor Fund’s Investor A Shares for total $59.
Expense Limitations, Waivers and Reimbursements: BFA has contractually agreed to waive a portion of its investment advisory fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its investment advisory fees to the Fund by an amount equal to the aggregate
Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period January 24, 2026 through March 31,
2026, the amounts waived in investment advisory fees pursuant to these arrangements was $1,701.
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who were not “interested persons” of the Predecessor Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below was reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations. For the period October 1, 2025 through January 23, 2026, the amount waived and/or reimbursed was $287.
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL had also voluntarily agreed to waive a portion of its service and distribution fees. These amounts are reported in the Statement of Operations as service and distribution fees waived and/or reimbursed - class specific. For the period October 1, 2025 through January 23,
2026, the amount waived as follows:
With respect to the Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). For the period October 1, 2025 through January
23, 2026, expense limitations as a percentage of average daily net assets are as follows:
BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Fund's Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. For the period October 1, 2025 through January
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 5,767 $ 3,634 $ 292 $ 2,400 $ 12,093
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 5,184 $ 740 $ 210 $ 61 $ 6,195
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 75,462 $ 23,433 $ 2,124 $ 61 $ 101,080
Share Class Amount Waived
Investor A ..................................................................................... 21,010
Investor C ..................................................................................... 6,381
$ 27,391
Share Class Expense Limitation
Institutional .......................................................................................................... 0.42%
Investor A ........................................................................................................... 0.67
Investor C .......................................................................................................... 1.42
Class K ............................................................................................................ 0.37

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
23, 2026, BAL waived and/or reimbursed investment advisory fees of $176,713 which is included in fees waived and/or reimbursed by Investment Adviser in the Statement of Operations.
Prior to January 24, 2026, the Predecessor Fund also had a waiver of administration fees, which are included in Administration fees waived by the Investment Adviser in the
Statement of Operations. For the period October 1, 2025 through January 23, 2026, the amount waived was $1,642.
In addition, these amounts waived and/or reimbursed by the Investment Adviser are included in administration fees waived by the Investment Adviser — class specific and transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific, respectively, in the Statement of Operations. For the period October 1, 2025 through January 23, 2026, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:
For the six months ended March 31, 2026, purchases and sales related to mortgage dollar rolls were $941,195,209 and $941,179,018, respectively.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of September 30, 2025, the Predecessor Fund had non-expiring capital loss carryforwards of $142,963,853 available to offset future realized capital gains.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, along with certain other funds managed by BAL and its affiliates (“Participating
Funds”), was party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, Predecessor Fund could borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Predecessor Fund, could borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement had the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan was made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%)
Share Class
Administration Fees
Waived by the Investment
Adviser — Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Investment Adviser
— Class Specific
Institutional .................................................................................... $ 5,767 $ 60,984
Investor A ..................................................................................... 3,634 14,343
Investor C ..................................................................................... 292 1,399
Class K ...................................................................................... 2,400 61
$ 12,093 $ 76,787
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
iShares Mortgage-Backed Securities Active ETF ................................. $ 2,535,385,109 $ 2,672,208,933 $ 6,845,022 $ 6,890,606
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iShares Mortgage-Backed Securities Active ETF ............................ $ 249,247,084 $ 2,442,149 $ (3,674,988) $ (1,232,839)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

on the date the loan was made plus 0.10% and (y) 0.80% per annum. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period October 1, 2025 through January 23, 2026, the Predecessor Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares for the Fund and each share class of the Predecessor Fund were as follows:
(a)
See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the
Period from
01/24/26 to
03/31/26
Fund Name Shares Amounts
iShares Mortgage-Backed Securities Active ETF
(a)
Shares issued in reorganization ............. 2,584,113 $ 129,205,650
Shares redeemed ...................... (60,000) (3,032,191)
2,524,113 $ 126,173,459
d
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
Predecessor Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Mortgage-Backed Securities Fund
(a)
Institutional
Shares sold ..........................................
1,143,534 $ 9,279,751 2,416,242 $ 19,027,583
Shares issued in reinvestment of distributions .....................
140,807 1,141,403 496,401 3,926,800
Shares converted in reorganization (9,200,500) (74,505,650) — —
Shares redeemed ......................................
(3,715,848) (30,165,600) (6,534,286) (51,521,692)
(11,632,007) $ (94,250,096) (3,621,643) $ (28,567,309)
Investor A
Shares sold and automatic conversion of shares ....................
72,707 $ 592,104 532,800 $ 4,252,347
Shares issued in reinvestment of distributions .....................
89,947 732,036 265,005 2,105,826
Shares converted in reorganization (6,192,361) (50,364,950) — —
Shares redeemed ......................................
(1,243,948) (10,126,032) (1,764,956) (13,980,226)
(7,273,655) $ (59,166,842) (967,151) $ (7,622,053)
Investor C
Shares sold ..........................................
1,339 $ 10,858 131,868 $ 1,052,224
Shares issued in reinvestment of distributions .....................
6,962 56,427 20,952 165,749
Shares converted in reorganization (469,689) (3,803,400) — —
Shares redeemed and automatic conversion of shares ...............
(163,334) (1,323,655) (282,912) (2,232,132)
(624,722) $ (5,059,770) (130,092) $ (1,014,159)
Class K
Shares sold ..........................................
167,285 $ 1,353,045 713,537 $ 5,600,017
Shares issued in reinvestment of distributions .....................
59,310 478,891 410,996 3,241,389
Shares converted in reorganization (65,866) (531,650) — —
Shares redeemed ......................................
(8,187,123) (66,178,542) (3,490,327) (27,391,573)
(8,026,394) $ (64,878,256) (2,365,794) $ (18,550,167)
(25,032,665) $ (97,181,505) (7,084,680) $ (55,753,688)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 9, 2026, the Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) OBFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on June 5, 2025 (the
“Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of iShares
Mortgage-Backed Securities Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of
Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to
BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the
Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also considered information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock
Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators and stock exchanges; (iv)
overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v)
organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The

Disclosure of Investment Advisory Agreement
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board Members, including the
Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses.
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers, and the estimated actual management fee rate gives effect to any management fee reimbursements or waivers. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s proposed contractual management fee rate ranked in the first quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would rank in the fourth and third quartiles, respectively, relative to the Fund’s Broadridge peer group.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the
Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law,
BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the
Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust II

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust II

Date: May 22, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: May 22, 2026